Equity Investments in Unconsolidated Subsidiaries - Investment Activity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				1 Months Ended	3 Months Ended				0 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 VIE, Not primary beneficiary LSC Entities	Mar. 31, 2013 VIE, Not primary beneficiary LSC Entities	Jul. 31, 2010 VIE, Not primary beneficiary Tiger	Mar. 31, 2014 VIE, Not primary beneficiary Tiger	Mar. 31, 2013 VIE, Not primary beneficiary Tiger	Mar. 31, 2014 VIE, Not primary beneficiary AMT Alpha	Mar. 31, 2013 VIE, Not primary beneficiary AMT Alpha	Mar. 28, 2013 VIE, Not primary beneficiary AMTCH	Mar. 31, 2014 VIE, Not primary beneficiary AMTCH	Mar. 31, 2013 VIE, Not primary beneficiary AMTCH	Mar. 31, 2014 VIE, Not primary beneficiary AMTCH II	Mar. 31, 2014 VIE, Not primary beneficiary East Ninth & Superior	Mar. 31, 2013 VIE, Not primary beneficiary East Ninth & Superior	Mar. 31, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Mar. 31, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Mar. 31, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Mar. 31, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC
Equity Method Investment [Roll Forward]
Beginning balance	$ 133,193		$ 126,186	$ 66,484		$ 73,186	$ 58,273	$ 6,537	$ 8,211		$ 32,966	$ 0	$ 13,497	$ 6,872	$ 6,737	$ 2,863	$ 2,671	$ 4,009	$ 4,066
Contributions			1,562	2,990	11,000	400	2,890	475	100	12,136	687	0	0	14	0	14	0	0	0
Distributions														0		0		0
Acquisition of interest				22,411			0		0			22,411
Equity in earnings (losses) of unconsolidated subsidiaries	1,123	(811)	1,400	(787)		(3,045)	1,269	27	(2,056)		(2,063)	0	6,481	(276)	(23)	(305)	(44)	29	21
Change in equity method investments			2,962	24,614		(2,645)	4,159	502	(1,956)		(1,376)	22,411	6,481	(262)	(23)	(291)	(44)	29	21
Ending balance	$ 135,827		$ 129,148	$ 91,098		$ 70,541	$ 62,432	$ 7,039	$ 6,255	$ 22,411	$ 31,590	$ 22,411	$ 19,978	$ 6,610	$ 6,714	$ 2,572	$ 2,627	$ 4,038	$ 4,087